Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	0	4,839,980	0	4,387,057
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 0	$ 108.08	$ 0	$ 109.47